Note 9 - Segment Data - Segments by Operating Information (Details) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Revenue	$ 65,560,838	$ 68,176,711
Pre-tax income (loss) from operations	2,992,134	904,106
Assets	579,357,948	570,038,084
Depreciation and amortization	6,395,000	7,703,000
Preneed and Burial Products [Member]
Revenue	52,245,000	48,894,000
Pre-tax income (loss) from operations	1,982,000	(496,000)
Assets	376,687,000	374,793,000
Depreciation and amortization	5,226,000	5,641,000
Traditional and Universal Life Products [Member]
Revenue	11,056,000	16,746,000
Pre-tax income (loss) from operations	504,000	742,000
Assets	123,000,000	123,823,000
Depreciation and amortization	752,000	1,538,000
Administrative and Financial Services [Member]
Revenue	1,469,000	1,357,000
Pre-tax income (loss) from operations	393,000	274,000
Assets	9,687,000	9,706,000
Depreciation and amortization	161,000	214,000
Corporate and Other [Member]
Revenue	791,000	1,180,000
Pre-tax income (loss) from operations	113,000	384,000
Assets	69,984,000	61,716,000
Depreciation and amortization	$ 256,000	$ 310,000